Fair value option - Changes in Fair Value of Loans and Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term debt | Foreign exchange and other trading revenue
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) change in fair value	$ (13)	$ (16)	$ (4)